Commitments - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Lease Cost [Line Items]
Operating lease expense	$ 167,377	$ 136,506	$ 167,969
Right-of-use assets	222,487	292,065
Lease liabilities - current	174,629	128,525
Lease liabilities - noncurrent	$ 45,136	$ 166,436
Weighted average remaining lease term	1 year 4 months 13 days	2 years 3 months 21 days
Minimum [Member]
Schedule of Components of Lease Cost [Line Items]
Weighted average discount rate	3.60%	3.60%
Maximum [Member]
Schedule of Components of Lease Cost [Line Items]
Weighted average discount rate	3.85%	6.75%